Eaton Vance

New York Municipal Bond Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$1,325,447

Total Corporate Bonds — 0.5% (identified cost $1,350,000)		$1,325,447

Tax-Exempt Municipal Obligations — 144.2%

Security	Principal Amount (000’s omitted)	Value
Education — 15.1%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$226,982
Dutchess County Local Development Corp., NY, (Culinary Institute of America):
4.00%, 7/1/38	250	290,478
4.00%, 7/1/39	100	115,948
4.00%, 7/1/40	100	115,743
Hempstead Local Development Corp., NY, (Hofstra University), 3.00%, 7/1/51	3,000	3,152,100
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/50(1)	705	823,863
5.00%, 6/1/59(1)	1,150	1,336,265
New York City Cultural Resources Trust, NY, (The Juilliard School), 5.00%, 1/1/38	600	744,342
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(2)	2,000	2,487,140
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,125	1,367,966
4.00%, 7/1/46	2,000	2,388,300
5.00%, 7/1/39(2)	2,000	2,492,380
New York Dormitory Authority, (Rockefeller University):
4.00%, 7/1/49(2)	10,000	11,799,700
5.00%, 7/1/34	100	102,315
Onondaga County Cultural Resources Trust, NY, (Syracuse University), 4.00%, 12/1/47(2)	7,000	8,236,130
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	463,193
5.00%, 10/15/49	80	92,285
5.00%, 10/15/54	120	137,975

		$36,373,105

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 9.8%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/39	$3,000	$3,649,410
5.00%, 9/1/37	1,500	1,883,835
New York Power Authority:
Green Bonds, 4.00%, 11/15/45	2,150	2,540,849
Green Bonds, 4.00%, 11/15/55(2)	9,000	10,523,610
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	3,148,949
5.00%, 12/15/36(2)	1,675	1,961,241

		$23,707,894

Escrowed/Prerefunded — 10.4%
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/23, 5.00%, 9/1/30	$200	$215,622
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	113,201
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	215,622
Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	1,935	1,996,649
Series 2014, Prerefunded to 9/1/23, 5.00%, 9/1/32	200	215,622
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,058,836
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	4,163,342
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/30(2)	8,900	10,044,629

		$25,023,523

General Obligations — 7.0%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$993,343
New York City, NY:
4.00%, 8/1/34	1,170	1,332,759
4.00%, 12/1/41	530	616,766
5.00%, 8/1/34(2)	10,000	10,724,200
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	716,433
0.05%, 6/15/36	950	694,830
0.05%, 6/15/37	950	676,970
0.05%, 6/15/38	950	659,851
0.05%, 6/15/39	695	470,105

		$16,885,257

Hospital — 7.6%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$1,618,740
4.00%, 10/1/45	500	576,675
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	2,329,690
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	635	697,116
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	2,073,612
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,813,680

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Montefiore Obligated Group):
4.00%, 8/1/36	$4,135	$4,714,313
4.00%, 9/1/50	180	204,683
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	3,800	4,288,566

		$18,317,075

Housing — 6.7%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$3,004,230
3.40%, 11/1/39	1,000	1,067,010
3.55%, 11/1/44	1,270	1,356,309
3.70%, 11/1/38	885	958,145
3.80%, 11/1/43	1,675	1,803,389
4.05%, 11/1/41	2,030	2,199,099
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,117,463
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	538,015
(FNMA), 3.95%, 11/1/37	1,000	1,080,150
New York Mortgage Agency, 3.60%, 10/1/34	1,225	1,263,747
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,679,670

		$16,067,227

Industrial Development Revenue — 3.0%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$755	$801,508
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,265,065
5.50%, 10/1/37	1,440	2,141,064
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,665	3,088,468

		$7,296,105

Insured-Education — 0.8%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$88,713
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,895,266

		$1,983,979

Insured-Escrowed/Prerefunded — 0.8%
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), Escrowed to Maturity, 5.25%, 7/1/23	$1,750	$1,878,205

		$1,878,205

Insured-General Obligations — 9.4%
East Northport Fire District, NY:
(AGC), 4.50%, 11/1/22	$200	$200,632
(AGC), 4.50%, 11/1/23	200	200,632
Nassau County, NY:
(AGM), 4.00%, 4/1/47	2,500	2,954,050
(AGM), 5.00%, 7/1/42	1,000	1,223,410
(AGM), 5.00%, 4/1/43(2)	10,000	12,562,400

Security	Principal Amount (000’s omitted)	Value
Oyster Bay, NY, (AGM), 4.00%, 8/1/28	$4,585	$4,679,359
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	986,410

		$22,806,893

Insured-Housing — 1.0%
Amherst Development Corp., NY, (Flint Village/Creekside Village), (BAM), 4.00%, 10/1/42	$2,000	$2,352,600

		$2,352,600

Insured-Lease Revenue/Certificates of Participation — 1.9%
Ulster County Resource Recovery Agency, NY, Solid Waste System:
(AMBAC), 0.00%, 3/1/23	$1,090	$1,083,678
(AMBAC), 0.00%, 3/1/25	3,635	3,543,725

		$4,627,403

Insured-Other Revenue — 2.4%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/40	$785	$842,140
(AGM), 3.00%, 3/1/49	4,785	5,036,643

		$5,878,783

Insured-Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	$3,000	$1,544,310

		$1,544,310

Insured-Transportation — 5.1%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	$1,440	$1,654,690
Green Bonds, (AGM), 4.00%, 11/15/48(2)	7,120	8,257,135
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	2,466,149

		$12,377,974

Lease Revenue/Certificates of Participation — 3.9%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(2)	$8,000	$9,458,720

		$9,458,720

Other Revenue — 9.1%
Build NYC Resource Corp., NY, (Children’s Aid Society), 4.00%, 7/1/49	$1,400	$1,605,912
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/32(2)	10,000	11,536,000
5.00%, 7/15/37(2)	2,200	2,733,676
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,030,866

		$21,906,454

Senior Living/Life Care — 2.5%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$600	$666,162
5.00%, 11/1/24	190	212,869
5.25%, 11/1/25	325	379,772
5.25%, 11/1/26	200	240,460
5.25%, 11/1/28	50	59,850
5.25%, 11/1/29	180	214,992
5.25%, 11/1/36	970	1,148,732

Security	Principal Amount (000’s omitted)	Value
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	$25	$26,138
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,132,903
5.00%, 1/1/34	630	652,573
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,343,520

		$6,077,971

Special Tax Revenue — 23.8%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/31(2)	$10,000	$10,399,200
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	1,000	1,059,980
4.00%, 5/1/41	4,750	5,575,597
4.00%, 8/1/41	3,750	4,348,463
4.00%, 5/1/42	5,430	6,257,098
4.00%, 8/1/42	2,100	2,398,935
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47(2)	10,000	11,717,500
5.00%, 6/15/31(2)	9,250	9,663,752
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	2,000	2,453,500
New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	3,400	3,596,792

		$57,470,817

Transportation — 21.3%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$1,205	$1,445,771
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,921,951
5.00%, 10/1/40	365	366,329
New York Bridge Authority:
4.00%, 1/1/39	270	326,708
4.00%, 1/1/40	325	392,291
4.00%, 1/1/41	200	240,856
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,882,275
4.00%, 1/1/46(2)	10,000	11,583,200
4.00%, 1/1/50	2,625	3,015,679
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	899,696
(AMT), 5.25%, 1/1/50	3,240	3,576,539
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,740	4,321,458
5.00%, 12/1/36	480	610,608
(AMT), 4.00%, 12/1/40	100	115,478
Port Authority of New York and New Jersey:
4.00%, 7/15/41	2,000	2,411,620
5.00%, 12/1/34(2)	820	890,905

Security	Principal Amount (000’s omitted)	Value
5.00%, 10/15/35(2)	$8,000	$9,250,800
5.00%, 10/15/36(2)	1,200	1,449,456
(AMT), 4.00%, 9/1/43(2)	5,000	5,797,900

		$51,499,520

Water and Sewer — 2.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/46(2)	$2,000	$2,346,520
Suffolk County Water Authority, NY, 5.00%, 6/1/36(2)	2,000	2,491,720

		$4,838,240

Total Tax-Exempt Municipal Obligations — 144.2% (identified cost $324,011,922)		$348,372,055

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000’s omitted)	Value
Education — 1.0%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$239,873
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	2,059,840

Total Taxable Municipal Obligations — 1.0% (identified cost $2,240,000)		$2,299,713

Total Investments — 145.7% (identified cost $327,601,922)		$351,997,215

Other Assets, Less Liabilities — (45.7)%		$(110,399,055)

Net Assets — 100.0%		$241,598,160

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $7,250,202 or 3.0% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,325,447	$—	$1,325,447
Tax-Exempt Municipal Obligations	—	348,372,055	—	348,372,055
Taxable Municipal Obligations	—	2,299,713	—	2,299,713
Total Investments	$—	$351,997,215	$—	$351,997,215

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.